Borrowings (Narrative) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Credit facilities with several PRC financial institutions	¥ 21,296,000
Unused credit facilities	20,273,466
Later than one year [member]
Disclosure of detailed information about borrowings [line items]
Unused credit facilities	¥ 6,710,000
Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate for the Group's borrowings	2.93%	3.03%